Share-Based Payments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Feb. 06, 2013 Employee	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Jun. 30, 2013 Other Equity Based or Cash Based Awards	Dec. 31, 2012 Total Shareholder Return Units (TSRUs) Pfizer	Dec. 31, 2012 Total Shareholder Return Units (TSRUs) Pfizer Minimum	Dec. 31, 2012 Total Shareholder Return Units (TSRUs) Pfizer Maximum	Jun. 30, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	3 years		3 years			3 years	3 years
Term to award grant						2 years	4 years
Contractual term		10 years	10 years
Required period to hold stock options			1 year
Divestiture, award vesting period			3 months
Exercise price percentage of the fair market value price at date of grant		100.00%
Maximum annual payment made to plan participant				$ 10
Number of employees	1,700
Cash payment next quarter				20
Additional expense of accelerated vesting of the outstanding Pfizer stock options, and the settlement				$ 9